Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment	$ 5,237,599	$ 4,640,048
Less: accumulated depreciation	(1,750,027)	(1,602,736)
Total	3,487,572	3,037,312
Building [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment	2,786,773	2,734,965
Office Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment	194,693	191,073
Electronic Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment	212,953	203,588
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment	242,350	224,023
Machinery Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment	480,128	471,202
Building Improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment	1,276,565	809,045
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment	$ 44,137	$ 6,152